Revenue Recognition	12 Months Ended
Dec. 31, 2020
Revenue Recognition
Revenue Recognition

(20)    Revenue Recognition

On January 1, 2018, the Company adopted ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606) and all subsequent ASUs that modified Topic 606.

Topic 606 does not apply to revenue associated with financial instruments, including revenue from loans and securities. In addition, certain noninterest income streams such as fees associated with mortgage servicing rights, financial guarantees, derivatives, and certain credit card fees are not in the scope of the new guidance. Topic 606 is applicable to noninterest revenue streams such as trust department revenue, service charges and fees, debit card income, ATM surcharge income, and sales of other real estate owned. However, the recognition of these revenue streams did not change current business practices or result in any changes to the Company’s consolidated financial statements.

Descriptions of our revenue-generating activities within the scope of this guidance, which are presented in our income statement as components of noninterest income are as follows:

●	Service charges on deposit accounts - represents fees generated from a variety of deposit products and services provided to customers under a day-to-day contract. These fees are recognized on a daily or monthly basis.
●	Bank card income and fees – represents fees, exchange, and other service charge revenue earned from merchant, debit and credit cards that are recognized when the services are rendered or upon completion. These fees are recognized on a daily or monthly basis.
●	Gain on sale of other real estate - represents income recognized at the time of control of a property is transferred to the buyer.